Calamos Investment Trust

Supplement dated September 17, 2021 to the

CALAMOS® FAMILY OF FUNDS Prospectus

dated March 1, 2021, as amended April 1, 2021, April 30, 2021, May 4, 2021 and June 30, 2021

Effective August 24, 2021, the Bloomberg Barclays fixed income benchmark indices are rebranded as the “Bloomberg Fixed Income Indices”, with the removal of the Barclays name.

Accordingly, effective August 24, 2021, on page 7 of the Prospectus, in the Average Annual Total Returns table for the Calamos Market Neutral Income Fund and, as applicable, in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Government/Credit Index is renamed the Bloomberg U.S. Government/Credit Index, and the Bloomberg Barclays Short Treasury 1-3 Month Index is renamed the Bloomberg Short Treasury 1-3 Month Index.

Effective August 24, 2021, on page 13 of the Prospectus, in the Average Annual Total Returns table for the Calamos Hedged Equity Fund and in the first paragraph immediately following such table, the Bloomberg Barclays U.S. Aggregate Bond Index is renamed the Bloomberg U.S. Aggregate Bond Index.

Effective August 24, 2021, on page 94 of the Prospectus, in the Average Annual Total Returns table for the Calamos Total Return Bond Fund, the Bloomberg Barclays Capital U.S. Aggregate Bond Index is renamed the Bloomberg Capital U.S. Aggregate Bond Index.

Effective August 24, 2021, on page 101 of the Prospectus, in the Average Annual Total Returns table for the Calamos High Income Opportunities Fund, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is renamed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.

Effective August 24, 2021, on page 108 of the Prospectus, in the Average Annual Total Returns table for the Calamos Short-Term Bond Fund and, as applicable, in the first paragraph immediately following such table, the Bloomberg Barclays 1-3 Year Government/Credit Index is renamed the Bloomberg 1-3 Year Government/Credit Index, and the Bloomberg Barclays U.S. 1-3 Year Credit Index is renamed the Bloomberg U.S. 1-3 Year Credit Index.

Please retain this Supplement for future reference.

MFSPT4 09/21